Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow from Operating Activities:
Net and comprehensive loss available to common stockholders	$ (59,438)	$ (184,571)
Adjustments to reconcile net and comprehensive loss to net cash used in operating activities:
Shares and warrants issued to third parties	10,330	3,548
Contract termination costs	649	0
Impairment of intangible asset	0	889
Depreciation and amortization	1,748	171
Amortization of debt issuance costs and discounts	4,875	346
Share-based compensation	8,940	10,280
Change in fair value of warrant derivative liability	(2,220)	90
Change in fair value of warrant liability	24,898	0
Payment In Kind (PIK) interest expense on notes payable	1,998	0
Loss on acquisitions	0	146,980
Other	540	41
Changes in operating assets and liabilities, net of effects of business acquisition:
Accounts receivable, net	1,193	(99)
Inventories, net	1,454	232
Prepaid expenses and other current assets	(186)	(241)
Accounts payable and accrued liabilities	(2,445)	1,152
Other	159	213
Cash Used in Operating Activities	(7,505)	(20,969)
Cash Flow from Investing Activities:
Acquisition of property and equipment	(151)	(110)
Cash acquired in the May Acquisitions	0	416
Acquisition of Halo	0	(20,513)
Cash Used in Investing Activities	(151)	(20,207)
Cash Flow from Financing Activities:
Cash advance, net	0	(1,899)
Proceeds from shares issued pursuant to private placement, net	18,053	15,826
Proceeds from warrant exercises	1,048	4,007
Proceeds from investor prepayment	0	500
Proceeds from revolving lines of credit	6,624	11,200
Payment on revolving lines of credit	(6,360)	(10,800)
Proceeds from PPP loans	852	0
Proceeds from notes payable	1,500	2,750
Payments on related party note	0	(1,600)
Proceeds from short term loan	0	20,500
Payments on short term loan	(12,521)	0
Debt issuance costs	(85)	(720)
Cash Provided by Financing Activities	9,111	39,764
Net increase (decrease) in cash and cash equivalents and restricted cash	1,455	(1,412)
Total cash and cash equivalents and restricted cash, Beginning of Period	2,534	3,946
Total cash and cash equivalents and restricted cash, End of Period	3,989	2,534
Cash paid during the year for:
Income taxes	0	0
Interest, net	2,309	265
Non-cash financing and investing transactions:
ABL guarantor warrants	230	0
Stock issued for services	1,372	0
Noncash acquisition of right-of-use asset for leases entered into during period	0	607
Noncash acquisition of operating lease liability for leases entered into during the period	$ 0	$ (594)